ACCOUNTS RECEIVABLE, NET (Details) - USD ($)	Mar. 31, 2021	Mar. 31, 2020
ACCOUNTS RECEIVABLE, NET
Accounts receivable	$ 96,226	$ 64,678
Allowance for uncollectible accounts receivable	(67,864)	(62,794)
Accounts receivable, net	$ 28,362	$ 1,884